SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Accounts receivable from third-party customers	$ 1,395,639	$ 2,618,019
Less: allowance for credit losses	(93,450)	(348,678)	$ (160,026)
Total accounts receivable from third-party customers, net	1,302,189	2,269,341
Add: accounts receivable - related parties	12,135	582,182
Total accounts receivable, net	$ 1,314,324	$ 2,851,523